SENTINEL MID CAP VALUE FUND (Prospectus Summary): | SENTINEL MID CAP VALUE FUND
Sentinel Mid Cap Value Fund
The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 26, 2011 to the Prospectus dated March 30, 2011, as supplemented to date Sentinel Mid Cap Value Fund
The third sentence of the section of the Prospectus titled “Fund Summaries – Mid Cap Value Fund – Principal Investment Strategies” is modified to read in its entirety :
As of June 30, 2011, companies included in either the Standard & Poor's MidCap 400 Index or the Russell Midcap Index had market capitalizations between $517.8 million and $18.6 billion.